Notes Payable to Related Party	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Notes Payable to Related Party

6. Notes Payable to Related Party

As of March 31, 2015 and December 31, 2014, the Company’s notes outstanding, with MTF a related party, consisted of the following:

Note Type	Issue Date	Maturity Date	Interest Rate	March 31, 2015	December 31, 2014

New MTF Convertible Promissory Note	9/19/14	3/31/15	8.5%	3,823,797	3,747,102

Less: Accrued interest expense				164,469	87,774
Notes payable to related party				$3,659,328	$3,659,328

Convertible Related Party Promissory Notes

The related party convertible promissory notes are considered hybrid instruments, which consist of a debt host instrument together with a conversion feature, thus giving the holder of a convertible note an option to convert into an equity instrument providing the holder a residual interest in the Company. The holder of a convertible promissory note also has the option to present its convertible promissory note to the Company and demand payment under the terms of the note after the maturity date or upon the occurrence of certain events such as the failure of the Company to make a payment on the note when due, bankruptcy or certain other liquidation events. The Company concluded that the convertible promissory note would be accounted for as a typical debt instrument with related interest expense recorded in the Company’s statements of operations. The Company concluded that there is no beneficial conversion feature as of the date of issuance of the convertible notes. However, the note contains a contingent feature whereby the conversion rate may be lowered if a financing occurs at a lower rate than the note’s conversion rate. If the contingency is met and the conversion feature is determined to be “beneficial” in a future accounting period, an additional financing cost would be recorded for the beneficial conversion feature in the Company’s statements of operations at that time.

New MTF Convertible Note

On September 19, 2014, MTF’s 2008 and 2009 Promissory Notes and any related loan agreements, credit agreements, guarantee agreements or other agreements related to the MTF 2008 and 2009 Promissory Notes were cancelled and the Company issued MTF a convertible promissory note in the face amount of $3,659,328 (the “New MTF Convertible Note”). Pursuant to the terms of the New MTF Convertible Note, 50% of all principal and accrued and unpaid interest due under the New MTF Convertible Note will be converted into common stock of the Company upon the closing of the PIPE. The remainder of the New MTF Convertible Note, including all accrued and unpaid interest, will be converted upon consummation of the Initial Public Offering. The New MTF Convertible Note was converted in May 2015. Please refer to Note 12.

6. Notes Payable to Related Party

As of December 31, 2014 and 2013, the Company had a total of $3,747,102 and $5,095,427, respectively, of notes outstanding (principal and interest) including unamortized discount, with MTF a related party, which consisted of the following:

Note Type	Issue Date	Maturity Date(1)	Interest Rate	December 31, 2014	December 31, 2013

Convertible Promissory Note	1/18/08	3/31/15	PRIME + 1 ½%	$-	$1,479,654
Promissory Note	11/4/08	3/31/15	PRIME + 3%	-	343,429
Promissory Note	3/17/09	3/31/15	PRIME + 8%	-	584,745
Promissory Note	8/24/09	3/31/15	LIBOR + 8%	-	23,193
Tranched Promissory Note	9/30/09	3/31/15	LIBOR + 8%	-	2,570,126
Bridge Note, net of discount	4/29/13	10/14/14	12%	-	94,280
New MTF Convertible Promissory Note	9/19/14	3/31/15	8.5%	3,747,102
				3,747,102	5,095,427
Less: Accrued interest expense				87,774	1,147,610
Notes payable to related party, net of debt discount				$3,659,328	$3,947,817

(1)	As amended.

Accrued interest on the notes payable to related party of $87,774 and $1,147,610 is recorded in accrued expenses at December 31, 2014 and 2013, respectively.

Convertible Related Party Promissory Notes

The related party convertible promissory notes are considered hybrid instruments, which consist of a debt host instrument together with a conversion feature, thus giving the holder of a convertible note an option to convert into an equity instrument providing the holder a residual interest in the Company. The holder of a convertible promissory note also has the option to present its convertible promissory note to the Company and demand payment under the terms of the note after the maturity date or upon the occurrence of certain events such as the failure of the Company to make a payment on the note when due, bankruptcy or certain other liquidation events. The Company concluded that the convertible promissory notes would be accounted for as a typical debt instrument with related interest expense recorded in the Company’s statements of operations. The Company concluded that there is no beneficial conversion feature as of the date of issuance of the convertible notes. However, the note contains a contingent feature whereby the conversion rate may be lowered if a financing occurs at a lower rate than the note’s conversion rate. If the contingency is met and the conversion feature is determined to be “beneficial” in a future accounting period, an additional financing cost would be recorded for the beneficial conversion feature in the Company’s statements of operations at that time.

In January 2008, the Company issued a $1,107,000 convertible promissory note (“January 2008 Note”) to MTF in accordance with the Convertible Promissory Note dated January 18, 2008, as amended. This note’s principal and accrued interest was converted into Common Stock on September 19, 2014.

The Company issued promissory notes to MTF in November 2008 of $250,000 (“November 2008 Note”), in March 2009 of $400,000 (“March 2009 Note) and in August 2009 of $16,400 (August 2009 Note”). On September 19, 2014 these notes’ principal and accrued interest were consolidated into the New MTF Convertible Note.

In September 2009, the Company entered into a tranched promissory note with MTF (“Tranched Note”), allowing the Company to initially borrow up to $445,000 in a series of one or more tranches. The Tranched Note was subsequently amended which, among other things, increased the maximum advance amount to $2,090,000. The Company borrowed a total of $2,088,350 under the Tranched Note through September 19, 2014. This note’s principal and accrued interest was consolidated into the New MTF Convertible Note.

In May, 2014, the Company entered into a convertible promissory note with MTF (the “2014 Note”) for $250,000 with interest at 7% per annum compounded annually and a maturity date of June 15, 2015. In the event of a financing of not less than $1 million, the 2014 Note automatically converts into Equity Securities, as defined in the 2014 Note, at a 25% discount to the price paid per share in such financing. In connection with the 2014 Note, the Company issued a warrant to purchase 166,667 shares of the Company’s common stock at an exercise price of $1.50 per share and 4 year term (See Note 7). In July 2014, the 2014 Note and related warrants were assigned to Orthofix.

Upon consummation of the merger, the 2008 January Convertible Note was converted into 1,533,356 shares of common stock of the Company. Upon consummation of the merger, MTF also converted all their outstanding Series A and B Preferred Stock, 5,829,438 shares, into common stock.

Bridge Note

In April 2013 the Company borrowed $100,000 from MTF under the April Bridge Financing. The convertible promissory note accrued interest at a rate of 12% per year and payable per quarter. A warrant to purchase the Company’s common stock equal to 50% of the original principal amount divided by $1.00 was issued to the Bridge Financing participant. Principal and unpaid accrued interest may be converted into equity securities issued in the Company’s next equity financing in an aggregate amount of at least $2.5 million at a price equal to the price paid by investors in the next equity financing. In June 2014, the note held by MTF under the April Bridge Financing was amended to extend the maturity date to October 14, 2014. The note was converted into Common Stock on September 19, 2014.

MTF Short Term 2014 Loan

On September 15, 2014, Bone and MTF entered into a loan agreement and accompanying promissory note to fund the continued operations of Bone prior to the Merger. Pursuant to the MTF Short Term 2014 Loan, MTF has agreed to advance an initial $250,000 to Bone and, at Bone’s request and subject to the terms and conditions of the MTF Short Term 2014 Loan, to advance up to an additional $250,000 to Bone. The MTF Short Term 2014 Loan has an interest rate of eight and one-half percent (8.5%) accruing annually. The MTF Short Term 2014 Loan matures on the earlier to occur of (i) the date on which at least $1 million is loaned to or invested in the Company and (ii) December 31, 2014. In further consideration of the MTF 2014 Loan, Bone granted to MTF 625,000 warrants at a strike price of $1.62. On October 27, 2014 the balance was paid in full and the line of credit was cancelled.

New MTF Convertible Note

On September 19, 2014, the MTF 2008 and 2009 Promissory Notes and any related loan agreements, credit agreements, guarantee agreements or other agreements related to the MTF 2008 and 2009 Promissory Notes were cancelled and the Company issued MTF a convertible promissory note in the face amount of $3,659,328 (the “New MTF Convertible Note”). Pursuant to the terms of the New MTF Convertible Note, 50% of all principal and accrued and unpaid interest due under the New MTF Convertible Note will be converted into common stock of the Company upon the closing of the PIPE. The remainder of the New MTF Convertible Note, including all accrued and unpaid interest, will be converted upon consummation of the Initial Public Offering.